Intangible assets (Details) megahertz_per_population in Millions, $ in Millions		12 Months Ended
	Dec. 07, 2021 CAD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 CAD ($)	Dec. 17, 2021 license megahertz_per_population
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance		$ 15,570	$ 13,102
Ending balance		16,183	15,570
COST
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance		22,111	19,859
Additions		1,744	3,499
Acquired through business combinations		175	52
Transfers		1,087	1,029
Retirements and disposals		(606)	(1,100)
Impairment losses recognized in earnings		(147)	(178)
Amortization included in operating costs		(1,183)	(1,048)
Reclassified to assets held for sale			(2)
Ending balance		23,181	22,111
ACCUMULATED AMORTIZATION
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance		(6,541)	(6,757)
Transfers			(99)
Retirements and disposals		606	1,098
Amortization included in operating costs		1,063	982
Reclassified to assets held for sale			(1)
Ending balance		(6,998)	(6,541)
TOTAL
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance		9,775	7,840
Ending balance		9,826	9,775
TOTAL | COST
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance		9,775	7,840
Additions		44	2,085
Acquired through business combinations		101	0
Transfers		0	0
Retirements and disposals		0	0
Impairment losses recognized in earnings		(94)	(150)
Amortization included in operating costs		0	0
Reclassified to assets held for sale			0
Ending balance		9,826	9,775
TOTAL | ACCUMULATED AMORTIZATION
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance		0	0
Transfers			0
Retirements and disposals		0	0
Amortization included in operating costs		0	0
Reclassified to assets held for sale			0
Ending balance		0	0
BRANDS
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance		2,409	2,409
Ending balance		2,435	2,409
BRANDS | COST
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance		2,409	2,409
Additions		0	0
Acquired through business combinations		26	0
Transfers		0	0
Retirements and disposals		0	0
Impairment losses recognized in earnings		0	0
Amortization included in operating costs		0	0
Reclassified to assets held for sale			0
Ending balance		2,435	2,409
BRANDS | ACCUMULATED AMORTIZATION
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance		0	0
Transfers			0
Retirements and disposals		0	0
Amortization included in operating costs		0	0
Reclassified to assets held for sale			0
Ending balance		0	0
SPECTRUM AND OTHER LICENCES
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance		5,786	3,701
Ending balance		5,905	5,786
SPECTRUM AND OTHER LICENCES | COST
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance		5,786	3,701
Additions		44	2,085
Acquired through business combinations		75	0
Transfers		0	0
Retirements and disposals		0	0
Impairment losses recognized in earnings		0	0
Amortization included in operating costs		0	0
Reclassified to assets held for sale			0
Ending balance		5,905	5,786
SPECTRUM AND OTHER LICENCES | ACCUMULATED AMORTIZATION
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance		0	0
Transfers			0
Retirements and disposals		0	0
Amortization included in operating costs		0	0
Reclassified to assets held for sale			0
Ending balance		0	0
BROADCAST LICENCES
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance		1,580	1,730
Ending balance		1,486	1,580
BROADCAST LICENCES | COST
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance		1,580	1,730
Additions		0	0
Acquired through business combinations		0	0
Transfers		0	0
Retirements and disposals		0	0
Impairment losses recognized in earnings		(94)	(150)
Amortization included in operating costs		0	0
Reclassified to assets held for sale			0
Ending balance		1,486	1,580
BROADCAST LICENCES | ACCUMULATED AMORTIZATION
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance		0	0
Transfers			0
Retirements and disposals		0	0
Amortization included in operating costs		0	0
Reclassified to assets held for sale			0
Ending balance		0	0
TOTAL
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance		5,795	5,262
Ending balance		6,357	5,795
TOTAL | COST
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance		12,336	12,019
Additions		1,700	1,414
Acquired through business combinations		74	52
Transfers		1,087	1,029
Retirements and disposals		(606)	(1,100)
Impairment losses recognized in earnings		(53)	(28)
Amortization included in operating costs		(1,183)	(1,048)
Reclassified to assets held for sale			(2)
Ending balance		13,355	12,336
TOTAL | ACCUMULATED AMORTIZATION
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance		(6,541)	(6,757)
Transfers			(99)
Retirements and disposals		606	1,098
Amortization included in operating costs		1,063	982
Reclassified to assets held for sale			(1)
Ending balance		(6,998)	(6,541)
SOFTWARE
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance		4,158	3,525
Ending balance		4,809	4,158
SOFTWARE | COST
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance		9,565	9,169
Additions		484	361
Acquired through business combinations		6	0
Transfers		1,087	1,154
Retirements and disposals		(599)	(1,089)
Impairment losses recognized in earnings		0	(28)
Amortization included in operating costs		0	0
Reclassified to assets held for sale			(2)
Ending balance		10,543	9,565
SOFTWARE | ACCUMULATED AMORTIZATION
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance		(5,407)	(5,644)
Transfers			0
Retirements and disposals		599	1,087
Amortization included in operating costs		926	851
Reclassified to assets held for sale			(1)
Ending balance		(5,734)	(5,407)
CUSTOMER RELATION- SHIPS
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance		767	858
Ending balance		742	767
CUSTOMER RELATION- SHIPS | COST
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance		1,736	1,736
Additions		1	0
Acquired through business combinations		65	0
Transfers		0	0
Retirements and disposals		0	0
Impairment losses recognized in earnings		0	0
Amortization included in operating costs		0	0
Reclassified to assets held for sale			0
Ending balance		1,802	1,736
CUSTOMER RELATION- SHIPS | ACCUMULATED AMORTIZATION
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance		(969)	(878)
Transfers			0
Retirements and disposals		0	0
Amortization included in operating costs		91	91
Reclassified to assets held for sale			0
Ending balance		(1,060)	(969)
PROGRAM AND FEATURE FILM RIGHTS
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance		631	645
Ending balance		603	631
PROGRAM AND FEATURE FILM RIGHTS | COST
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance		631	645
Additions		1,208	1,034
Acquired through business combinations		0	0
Transfers		0	0
Retirements and disposals		0	0
Impairment losses recognized in earnings		(53)	0
Amortization included in operating costs		(1,183)	(1,048)
Reclassified to assets held for sale			0
Ending balance		603	631
PROGRAM AND FEATURE FILM RIGHTS | ACCUMULATED AMORTIZATION
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance		0	0
Transfers			0
Retirements and disposals		0	0
Amortization included in operating costs		0	0
Reclassified to assets held for sale			0
Ending balance		0	0
OTHER
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance		239	234
Ending balance		203	239
OTHER | COST
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance		404	469
Additions		7	19
Acquired through business combinations		3	52
Transfers		0	(125)
Retirements and disposals		(7)	(11)
Impairment losses recognized in earnings		0	0
Amortization included in operating costs		0	0
Reclassified to assets held for sale			0
Ending balance		407	404
OTHER | ACCUMULATED AMORTIZATION
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance		(165)	(235)
Transfers			(99)
Retirements and disposals		7	11
Amortization included in operating costs		46	40
Reclassified to assets held for sale			0
Ending balance		$ (204)	$ (165)
Licences
Reconciliation of changes in intangible assets and goodwill [abstract]
Acquired through business combinations	$ 2,070
Number of licenses | license				271
Megahertz per population | megahertz_per_population				678